Material Accounting Policies - Schedule of Estimated Useful Lives of Major Assets Owned (Details)	12 Months Ended
Mar. 31, 2026
Leasehold Improvements | Minimum
Schedule Of Property And Equipment [Line Items]
Estimated useful lives (years)	1 year
Leasehold Improvements | Maximum
Schedule Of Property And Equipment [Line Items]
Estimated useful lives (years)	18 years
Furniture and Fixtures | Minimum
Schedule Of Property And Equipment [Line Items]
Estimated useful lives (years)	1 year
Furniture and Fixtures | Maximum
Schedule Of Property And Equipment [Line Items]
Estimated useful lives (years)	20 years